Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of components of convertible notes

			Effective	Stated
	Principal		Interest	Interest	December 31,	December 31,
Payment date	Amount	Maturity date	Rate	Rate	2025	2024
July 15, 2024	$795,000	July 15, 2025	390%	10%	$–	$795,000
August 15, 2024	$326,000	August 15, 2025	398%	10%	–	326,000
November 15, 2024	$100,000	November 15, 2025	511%	10%	–	100,000
December 15, 2024	$75,000	December 15, 2025	815%	10%	–	75,000
February 15, 2025	$575,000	February 15, 2026	631%	10%	375,000	–
Total Convertible notes					$375,000	$1,296,000
Less: Unamortized debt discount					(155,679)	(1,099,923)
					219,321	196,077
Less: Current portion					(219,321)	(196,077)
Long-term portion					$–	$–